S000017004 [Member] Performance Management - Western Asset Variable Global High Yield Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of each class of the fund and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and an additional index with characteristics relevant to the fund. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes certain information, including its current net asset value, available at www.franklintempleton.com/prospectus (select fund and share class). Updated performance information can be obtained by calling the fund at 877-6LM-FUND/656-3863.
The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of each class of the fund and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and an additional index with characteristics relevant to the fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown.
Bar Chart [Heading]	Total returns (%)
Bar Chart Closing [Text Block]	Calendar Years ended December 31 Best Quarter (06/30/2020): 10.59 Worst Quarter (06/30/2022): (12.43)
Performance Table Heading	Average annual total returns (%)(for periods ended December 31, 2025)
Performance Table Narrative	No one index is representative of the fund’s portfolio. Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.
Performance Availability Website Address [Text]	www.franklintempleton.com/prospectus (select fund and share class)
Performance Availability Phone [Text]	877-6LM-FUND/656-3863
Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.59%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.43%)
Lowest Quarterly Return, Date	Jun. 30, 2022